Goodwill and Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 2,266,250	$ 2,236,014
Accumulated Amortization	(1,374,159)	(1,207,041)
Total future amortization expense	892,091	1,028,973
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	884,788	870,648
Accumulated Amortization	(415,427)	(356,099)
Total future amortization expense	469,361	514,549
Trade names
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	372,210	368,189
Accumulated Amortization	(139,141)	(121,614)
Total future amortization expense	233,069	246,575
Backlog
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	177,599	176,610
Accumulated Amortization	(175,571)	(172,884)
Total future amortization expense	2,028	3,726
Investigator/payer network
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	236,082	233,356
Accumulated Amortization	(185,478)	(161,219)
Total future amortization expense	50,604	72,137
Technology/intellectual property
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	8,600	3,500
Accumulated Amortization	(3,319)	(2,700)
Total future amortization expense	5,281	800
Know-how/processes
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	586,971	582,011
Accumulated Amortization	(455,223)	(391,593)
Total future amortization expense	131,748	190,418
Favorable leases
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	0	1,700
Accumulated Amortization	0	(932)
Total future amortization expense	$ 0	$ 768